Equity Plans and Related Equity Activity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity Plans and Related Equity Activity

Note 12—Equity Plans and Related Equity Activity

Common Stock Issuance

On October 25, 2010, the Company filed with the SEC a shelf registration statement on Form S-3 which was declared effective on November 1, 2010. Under this registration statement the Company may offer and sell from time to time in one or more public offerings up to $30.0 million of common stock and warrants or any combination thereof. In November and December 2010, the Company sold a total of 12.8 million shares of our common stock resulting in net proceeds of $12.5 million after deducting underwriting discount and offering expenses of $1.0 million.

Common Stock Reserved

As of December 30, 2012, the Company has reserved 26.1 million shares of common stock for future issuance under its various stock plans.

1999 Stock Plan

In September 1999, the Company adopted the 1999 Stock Plan (1999 Plan). Options under the 1999 Plan were granted at a price equal to the fair market value of the stock at the date of grant, as determined by the Board of Directors and terminate ten years after the date of grant. Upon completion of the Company’s initial public offering, the 1999 Plan was terminated and no shares are available for future issuance under the 1999 Plan. As of December 31, 2012, the Company had thirty-two thousand options outstanding under the 1999 Plan.

2004 Equity Incentive Plan

In September 2005, the Company adopted the 2004 Equity Incentive Plan (2004 Plan) upon the closing of its initial public offering. The 2004 Plan allows for the issuance of incentive and nonqualified stock options, restricted stock, restricted stock units, stock appreciation rights, deferred stock units, performance units and performance shares to the Company’s employees, directors and consultants. Options generally vest over four years at a rate of 25% on the first anniversary of the grant date and 6.25% quarterly thereafter. Generally, options terminate seven years after the date of grant and are non-statutory stock options. Restricted stock units represent the right to receive shares of common stock in the future, with the right to future delivery of the shares subject to a risk of forfeiture or other restrictions that will lapse upon satisfaction of specified conditions. Awards of restricted stock units generally vest over a four year period.

The 2004 Plan provides for the automatic grant of non-statutory stock options to our non-employee directors. Each non-employee director appointed to the board will receive an initial option to purchase 45,000 shares upon such appointment except for those directors who become non-employee directors by ceasing to be employee directors. Initial option grants shall vest at the rate of one third of the shares on the first anniversary of the date of grant and as to 1/12th of the shares each quarter thereafter, subject to the director’s continuing to serve as a director on each vesting date. In addition, non-employee directors will receive a subsequent option to purchase shares on the date of each annual meeting of our stockholders at the following rate: 10,000 shares for Board members with one year of service; 15,000 shares for Board members with two years of service; 20,000 shares for board members with three years of service; and 25,000 shares for board members with four or more years of service. These subsequent option grants shall vest as to 1/12th of the shares each month following the date of grant, subject to the director’s continuing to serve as a director on each vesting date. All options granted under these automatic grant provisions have a term of seven years and an exercise price equal to the fair market value of our common stock on the date of grant.

On December 11, 2012, the 2004 Plan was amended and restated to provide for the granting of restricted stock to each non-employee member of the Board of Directors. Under the terms of the Non-Employee Director Restricted Stock Agreement, each non- employee received 9,000 shares of restricted stock fully vested on the date of grant, December 11, 2012. Each recipient was bound under the terms of the agreement not to sell and shares of stock at a time when applicable laws, Company policies or any agreement between the Company and its underwriters prohibit a sale.

The 2004 Plan provides for an annual increase to the shares authorized under the plan on the first day of the Company’s fiscal year beginning in 2006, equal to the least of (i) 4.4% of the Company’s outstanding shares of common stock on such date, (ii) 3.0 million shares or (iii) an amount determined by the Board of the Directors. The shares may be authorized, but unissued or reacquired common stock. In addition, in August 2009, our stockholders approved an amendment and restatement of the 2004 Plan and increased the number of shares reserved for issuance under the 2004 Plan by 5.5 million shares in connection with the BBA acquisition. In June 2011 the Stockholders approved an amendment and restatement of the 2004 Plan and increased the number of shares reserved under the Plan by 4.0 million shares to have a sufficient number of shares available to provide employees, consultants and directors with equity awards. As of December 30, 2012, the Company had 17.1 million options and awards outstanding and 6.3 million options and awards available for future grant under the 2004 plan.

2004 Employee Stock Purchase Plan

In September 2005, the Company adopted the 2004 Employee Stock Purchase Plan (ESPP), upon the closing of its initial public offering. As of December 30, 2012, the Company had 2.5 million shares available for grant under the ESPP. All of the Company’s employees, with the exception of employees located in China, are eligible to participate if they are employed by Ikanos or any participating subsidiary for at least 20 hours per week. The Company’s 2004 ESPP is intended to qualify under Section 423 of the Internal Revenue Code and provides for consecutive, overlapping 24-month offering periods. Each offering period includes four 6-month purchase periods. The offering periods generally start on the first trading day on or after May 1 and November 1 of each year. On the first day of the Company’s fiscal year starting in 2005 and ending in 2014, the number of authorized shares under the ESPP will be increased by the lesser of (i) 2.5% of the Company’s outstanding shares of common stock on such date, (ii) 1.5 million shares or (iii) an amount determined by the Board of the Directors.

Doradus 2004 Amended and Restated Stock Option Plan

In August 2006, in connection with Doradus acquisition, the Company assumed Doradus’ 2004 Amended and Restated Stock Option Plan (Doradus Plan). Each unvested option to acquire shares of Doradus common stock outstanding under the Doradus Plan immediately prior to the closing date was converted into the right to acquire 0.079365 shares of Ikanos common stock. As of December 30, 2012, the Company has reserved no shares of its common stock for options outstanding and approximately 0.1 million shares for future issuance. Options granted under the Doradus Plan may be incentive stock options or non-statutory stock options. Options generally vest at a rate of 25% on the first anniversary of the grant date and 1/12th per quarter thereafter and terminate ten years after the date of grant.

Stock Option Agreement for Omid Tahernia

In June 2012, the Company adopted a stand-alone Stock Option Agreement for Omid Tahernia, under which 2,100,000 shares of the Company’s common stock have been reserved for issuance to the Company’s CEO, Omid Tahernia, in connection with his employment with the Company beginning in June 2012. The Stock Option Agreement and related stock option grant were granted outside of the Ikanos Amended and Restated 2004 Equity Incentive Plan and without stockholder approval pursuant to NASDAQ Marketplace Rule 4350(i)(1)(A). The Company granted an option (Option) to purchase its common stock as an inducement to Mr. Tahernia to accept employment with the Company. The terms and conditions of the grant were included in his offer letter dated May 31, 2012 (Offer Letter). The grant included among other items the following terms: the option has been classified as a non-qualified stock option; has an exercise price equal to $0.89 (the fair market value on the grant date); and has a seven year term.

With respect to 1,500,000 shares subject to the Option (Time-Based Option Shares), 25% of such Shares shall vest twelve months from the June 11, 2012 (Vesting Commencement Date) on the same day of the month as the Vesting Commencement Date and 6.25% of the Shares subject to the Option shall vest each quarter thereafter on the same day of the month as the Vesting Commencement Date, subject to Mr. Tahernia’s continuing to be an employee of the Company through each such date, such that all 1,500,000 Shares shall have completely vested on the four year anniversary of the Vesting Commencement Date, unless that date falls on a non-business date, in which case the next business date shall apply.

With respect to the remaining 600,000 shares subject to the Option (“Performance-Based Option Shares”), (i) 300,000 shares begin vesting when the average closing stock price of the Company’s common stock on the Nasdaq Stock Market over any period of twenty (20) consecutive trading days reaches $2.50; and (ii) the remaining 300,000 shares begin vesting when the average closing stock price of the Company’s common stock on the Nasdaq Stock Market over any period of twenty (20) consecutive trading days reaches $3.50. The Performance-Based Option Shares will vest in equal quarterly installments over the one year period after the respective stock price target is achieved, subject to Mr. Tahernia’s continued employment. The Performance-Based Option Shares were valued using the Monte Carlo model to simulate future stock price movements in order to determine the fair values of a performance option grant. The simulations account for the vesting and exercise provisions of the grant.

Vesting and price targets are subject to certain acceleration if the Company should terminate Mr. Tahernia’s employment without Cause or if Mr. Tahernia should terminate his employment for Good Reason as defined in the Offer Letter.

Stock-Based Compensation

Stock-based compensation expense related to all stock-based compensation awards was $2.9 million, $3.2 million, and $3.4 million for the years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively.

As of December 30, 2012, there was $9.5 million of total unrecognized stock-based compensation expense related to unvested share-based compensation arrangements. That expense is expected to be recognized over a weighted-average period of 3.0 years.

Summary of Assumptions for Stock Options and ESPP

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions noted in the following table.

	2012	2011	2010
Option Grants:
Expected volatility	62-63%	63-65%	62-66%
Expected dividends	—	—	—
Expected term of options (in years)	3.8-4.6	3.8-4.6	3.3-4.6
Risk-free interest rate	0.6-0.9%	0.8-2.0%	1.0-2.4%
ESPP:
Expected volatility	52.70%	60-89%	60-85%
Expected dividends	—	—	—
Expected term of ESPP (in years)	0.5-2.0	0.5-2.0	0.5-2.0
Risk-free interest rate	0.2-0.3%	0.1-0.6%	0.2-1.1%

Expected volatility: The expected volatility is based on a blend of the volatility of the Company’s peer group in the industry in which it does business and the Company’s historical volatility.

Expected term: The expected term is based on several factors including historical observations of employee exercise patterns during the Company’s history, peer company employee exercise behavior and expectations of employee exercise behavior in the future giving consideration to the contractual terms of the stock-based awards. The expected term of options granted is derived from the average midpoint between vesting and the contractual term.

Risk-free interest rate: The yield on zero-coupon U.S. treasury securities for a period that is commensurate with the expected term assumption for each group of employees is used as the risk-free interest rate.

Pre-vesting forfeitures: Estimates of pre-vesting option forfeitures are based on Company experience and industry trends. The Company will adjust its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ.

Equity Plan Activity

A summary of option activity is presented below (in thousands, except per share):

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	12,498	$1.54
Granted	6,980	1.00
Exercised	(80)	1.18
Forfeited or expired	(2,259)	1.46

Outstanding at December 30, 2012	17,139	$1.33	5.55	$2

Exercisable at December 30, 2012	5,443	$1.72	4.60	$1

The weighted average grant date fair value of options granted during the years ended December 30, 2012, January 1, 2012, and January 2, 2011 was $0.46, $0.64, and $0.85, respectively. The total intrinsic value of options exercised during the years ended December 30, 2012, January 1, 2012 and January 3, 2010 was insignificant.

The following table summarizes information about stock options as of December 30, 2012 (in thousands, except per share):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Term (Years)	Weighted Average Exercise Price per Share	Number of Options	Weighted Average Exercise Price per Share
$0.72 to $0.89	5,120	6.5	$0.87	107	$0.78
$0.94 to $1.27	6,492	5.4	1.21	2,343	1.21
$1.30 to $1.82	4,488	5.0	1.62	2,199	1.73
$1.88 to $15.24	1,039	4.2	3.08	794	3.28

	17,139	5.6	1.33	5,443	1.72

Restricted Stock Units

A summary of our restricted stock unit activity is presented below (in thousands):

	Shares	Weighted- Average Grant Date Fair Value Per Share
Restricted stock units outstanding at January 1, 2012	52	$1.82
Granted	54	1.39
Vested	(74)	1.80
Forfeited	(9)	1.87

Restricted stock units outstanding at December 30, 2012	23	1.52

The weighted average grant date fair value per restricted stock units granted was $1.39 and $2.54 during the years ended December 30, 2012 and January 2, 2011, respectively. There were no grants in the year ended January 1, 2012. The total fair values of restricted stock units that vested were $0.1 million, $0.1 million and $0.9 million for the years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively. The restricted stock units have one to four years vesting terms and are scheduled to vest through 2014. Tax related withholdings of restricted stock units totaled $1.1 million during the year ended January 3, 2010. The tax related withholdings of restricted stock units were zero for the year ended December 30, 2012 and insignificant for the years ended December 30, 2012 and January 1, 2012.

Restricted Stock

A summary of restricted stock activity is presented below (in thousands):

	Shares	Weighted- Average Grant Date Fair Value Per Share
Restricted stock outstanding at January 1, 2012	475	$1.69
Granted	—	—
Vested	(190)	1.68
Forfeited	(84)	1.68

Restricted stock outstanding at December 30, 2012	201	1.64

The total fair value of restricted stock that vested was $0.3 million, $0.4 million and $0.3 million during the years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively. The restricted stock has three years vesting terms and is scheduled to vest through 2013.

Disclosures Pertaining to All Stock-Based Award Plans

Cash received from option exercises and ESPP contributions under all share-based payment arrangements was $0.6 million, $0.8 million and $1.2 million for the years ended December 30, 2012, January 1, 2012 and January 2, 2011, respectively. The Company has maintained a full valuation allowance on its deferred tax assets since inception and has not been recognizing excess tax benefits from share-based awards. The Company does not anticipate recognizing excess tax benefits from stock-based payments for the foreseeable future, and the Company believes it would be reasonable to exclude such benefits from deferred tax assets and net loss per common share calculations. Accordingly, the Company did not realize any tax benefits from tax deductions related to share-based payment awards during the years ended December 30, 2012, January 1, 2012, and January 2, 2011.